Pensions and Other Postretirement Benefits (Amounts Recognized in AOCI) (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Pensions [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net actuarial gain (loss)	$ (4,336)	$ (3,887)
Prior service credit (cost)	(3)	(6)
Other postretirement benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net actuarial gain (loss)	14	8
Prior service credit (cost)	$ 4	$ 4